Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 74,409	$ 36,298
Due from processing banks	21,403	19,133
Other receivables	9,943	5,797
Total	$ 105,755	$ 61,228